BALANCE SHEET	Dec. 31, 2020 USD ($)
Current Assets
Cash	$ 3,592,857
Prepaid expenses	937,786
Total Current Assets	4,530,643
Cash and marketable securities held in Trust Account	2,070,086,006
TOTAL ASSETS	2,074,616,649
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities - accrued expenses	1,446,951
Current income taxes payable	81,422
Warrant liability	142,200,500
Deferred underwriting payable	72,450,000
Total Liabilities	216,178,873
Commitments
Class A common stock subject to possible redemption 185,343,777 shares at redemption value	1,853,437,770
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	68,460,540
Accumulated deficit	(63,467,875)
Total Stockholders' Equity	5,000,006
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	2,074,616,649
Class A Common Stock
Stockholders' Equity
Common stock value	2,166
Class B Common Stock
Stockholders' Equity
Common stock value	$ 5,175